                      SUPPLEMENT DATED APRIL 30, 2021 TO

              PROSPECTUS DATED MAY 1, 2009 (AS SUPPLEMENTED) FOR

         FLEXIBLE PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

This supplement updates certain information contained in your variable annuity prospectus. Specifically, this supplement provides updates with respect to the following:

    a. Notice Regarding Fund and Portfolio Shareholder Reports
    b. Asset Allocation Model Update

Please read the supplement carefully and keep it with your prospectus for future reference.

    a. Notice Regarding Fund and Portfolio Shareholder Reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, we will no longer send you paper copies of shareholder reports for the Portfolios of the Funds offered under the contract ("Reports") unless you specifically request paper copies from us. Instead, the Reports will be made available on a website. We will notify you by mail each time a Report is posted. The notice will provide website links to access the Reports as well as instructions for requesting paper copies. If you wish to continue to receive Reports in paper free of charge from us, please call (800) 352-9910. Your election to receive Reports in paper will apply to all underlying Funds and Portfolios available under your contract.

If you have already elected to receive Reports electronically, you will not be affected by this change and you need not take any action. If you wish to receive the Reports and other SEC disclosure documents from us electronically, please contact us at (800) 352-9910 or visit genworth.com to register.

    b. Asset Allocation Program -- Model Update

Effective after the close of business July 23, 2021, Asset Allocation Models A, B, C, D and E under the Asset Allocation Program will be updated. Tables disclosing the Model percentage allocations and Portfolio selections for Asset Allocation Models A, B, C, D and E, before and after the update, are provided on the following pages.

Please refer to your contract and, specifically, the "Asset Allocation Program" section of your variable annuity prospectus for more information about the Asset Allocation Program and your options regarding updates to the Asset Allocation Models. In addition, if you have invested in an optional living benefit rider, please refer to your contract and your variable annuity prospectus for information regarding the Investment Strategy required for your living benefit rider.

The current Asset Allocation Models and the updated Asset Allocation Models are provided in the tables below.

45150 SUPP 4/30/21

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

                         Current through July 23, 2021

                                                      Portfolios                           Model A Model B Model C Model D
---------------------------------------------------------------------------------------------------------------------------
Equities
---------------------------------------------------------------------------------------------------------------------------
Large Cap Growth              Fidelity Advisor(R) Equity Growth Fund -- Class A               1%      7%     10%     11%
                              ---------------------------------------------------------------------------------------------
                              Janus Henderson Forty Fund -- Class A                           1%      2%      2%      3%
                              ---------------------------------------------------------------------------------------------
                              T. Rowe Price Capital Appreciation Fund -- Advisor Class        1%      2%      2%      3%
---------------------------------------------------------------------------------------------------------------------------
Large Cap Value               Virtus NFJ Large-Cap Value Fund -- Class A                      2%      6%      9%     11%
                              ---------------------------------------------------------------------------------------------
                              American Century Equity Income Fund -- A Class                  1%      1%      2%      3%
                              ---------------------------------------------------------------------------------------------
                              Eaton Vance Large-Cap Value Fund -- Class A                     1%      1%      2%      3%
                              ---------------------------------------------------------------------------------------------
                              Lord Abbett Affiliated Fund -- Class A                          2%      6%      9%     11%
                              ---------------------------------------------------------------------------------------------
                              T. Rowe Price Equity Income Fund -- Advisor Class               1%      3%      4%      5%
---------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                Federated Hermes Kaufmann Fund -- Class A                       1%      1%      2%      3%
---------------------------------------------------------------------------------------------------------------------------
Mid Cap Core                  Invesco Main Street Mid Cap Fund(R) -- Class A                  1%      1%      2%      3%
---------------------------------------------------------------------------------------------------------------------------
Small Cap Growth              AB Small Cap Growth Portfolio -- Class A                        1%      1%      2%      3%
---------------------------------------------------------------------------------------------------------------------------
Natural Resources             PGIM Jennison Natural Resources Fund -- Class A                 1%      1%      2%      3%
---------------------------------------------------------------------------------------------------------------------------
Global Equity                 Invesco Global Fund -- Class A                                  1%      2%      2%      3%
                              ---------------------------------------------------------------------------------------------
                              Thornburg International Equity Fund -- Class A                  1%      2%      2%      3%
---------------------------------------------------------------------------------------------------------------------------
Global REITs                  Cohen & Steers Global Realty Shares -- Class A                  1%      1%      2%      3%
---------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Growth      Columbia Acorn International Select -- Class A                  1%      1%      2%      3%
---------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Value       Virtus NFJ International Value Fund -- Class A                  1%      1%      2%      3%
---------------------------------------------------------------------------------------------------------------------------
Foreign Small/Mid Cap         Putnam International Capital Opportunities Fund -- Class A      1%      1%      2%      3%
---------------------------------------------------------------------------------------------------------------------------

    Total % Equities                                                                         20%     40%     60%     80%
---------------------------------------------------------------------------------------------------------------------------

Fixed Income
---------------------------------------------------------------------------------------------------------------------------
Long Duration                 PIMCO Long-Term U.S. Government Fund -- Class A                 8%      6%      4%      2%
---------------------------------------------------------------------------------------------------------------------------
Medium Duration               JPMorgan Core Bond Fund -- Class A                             28%     21%     14%      6%
                              ---------------------------------------------------------------------------------------------
                              PIMCO Total Return Fund -- Class A                             22%     16%     11%      6%
---------------------------------------------------------------------------------------------------------------------------
Short Duration                PIMCO Low Duration Fund -- Class A                             10%      8%      5%      3%
---------------------------------------------------------------------------------------------------------------------------
Treasury Inflation-Protected  American Century Inflation-Adjusted Bond Fund -- Advisor
Securities                    Class                                                           4%      3%      2%      1%
---------------------------------------------------------------------------------------------------------------------------
Domestic High Yield           PIMCO High Yield Fund -- Class A                                4%      3%      2%      1%
---------------------------------------------------------------------------------------------------------------------------
Bank Loans                    Eaton Vance Floating-Rate Fund -- Class A                       4%      3%      2%      1%
---------------------------------------------------------------------------------------------------------------------------

    Total % Fixed Income                                                                     80%     60%     40%     20%
---------------------------------------------------------------------------------------------------------------------------

                        Portfolios                           Model E
--------------------------------------------------------------------

--------------------------------------------------------------------
Fidelity Advisor(R) Equity Growth Fund -- Class A              17%
--------------------------------------------------------------------
Janus Henderson Forty Fund -- Class A                           4%
--------------------------------------------------------------------
T. Rowe Price Capital Appreciation Fund -- Advisor Class        4%
--------------------------------------------------------------------
Virtus NFJ Large-Cap Value Fund -- Class A                     15%
--------------------------------------------------------------------
American Century Equity Income Fund -- A Class                  3%
--------------------------------------------------------------------
Eaton Vance Large-Cap Value Fund -- Class A                     3%
--------------------------------------------------------------------
Lord Abbett Affiliated Fund -- Class A                         15%
--------------------------------------------------------------------
T. Rowe Price Equity Income Fund -- Advisor Class               7%
--------------------------------------------------------------------
Federated Hermes Kaufmann Fund -- Class A                       3%
--------------------------------------------------------------------
Invesco Main Street Mid Cap Fund(R) -- Class A                  3%
--------------------------------------------------------------------
AB Small Cap Growth Portfolio -- Class A                        3%
--------------------------------------------------------------------
PGIM Jennison Natural Resources Fund -- Class A                 3%
--------------------------------------------------------------------
Invesco Global Fund -- Class A                                  4%
--------------------------------------------------------------------
Thornburg International Equity Fund -- Class A                  4%
--------------------------------------------------------------------
Cohen & Steers Global Realty Shares -- Class A                  3%
--------------------------------------------------------------------
Columbia Acorn International Select -- Class A                  3%
--------------------------------------------------------------------
Virtus NFJ International Value Fund -- Class A                  3%
--------------------------------------------------------------------
Putnam International Capital Opportunities Fund -- Class A      3%
--------------------------------------------------------------------

                                                              100%
--------------------------------------------------------------------


--------------------------------------------------------------------
PIMCO Long-Term U.S. Government Fund -- Class A                 0%
--------------------------------------------------------------------
JPMorgan Core Bond Fund -- Class A                              0%
--------------------------------------------------------------------
PIMCO Total Return Fund -- Class A                              0%
--------------------------------------------------------------------
PIMCO Low Duration Fund -- Class A                              0%
--------------------------------------------------------------------
American Century Inflation-Adjusted Bond Fund -- Advisor
Class                                                           0%
--------------------------------------------------------------------
PIMCO High Yield Fund -- Class A                                0%
--------------------------------------------------------------------
Eaton Vance Floating-Rate Fund -- Class A                       0%
--------------------------------------------------------------------

                                                                0%
--------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

            Effective after the close of business on July 23, 2021

                                                      Portfolios                           Model A Model B Model C Model D
---------------------------------------------------------------------------------------------------------------------------
Equities
---------------------------------------------------------------------------------------------------------------------------
Large Cap Core                Clearbridge Agressive Growth Fund -- Class FI                   1%      1%      2%      4%
                              ---------------------------------------------------------------------------------------------
                              Invesco Charter Fund -- Class A                                 1%      1%      1%      1%
                              ---------------------------------------------------------------------------------------------
                              Invesco Main Street Fund(R)/ /-- Class A                        2%      8%     14%     19%
                              ---------------------------------------------------------------------------------------------
                              Virtus NFJ Large-Cap Value Fund -- Class A Columbia             2%      9%     13%     17%
---------------------------------------------------------------------------------------------------------------------------
Large Cap Growth              Acorn International Select -- Class A                           2%      9%     15%     20%
                              ---------------------------------------------------------------------------------------------
                              Calamos Growh Fund Fund -- Class A                              1%      1%      2%      4%
                              ---------------------------------------------------------------------------------------------
                              Columbia Large Cap Growth Opportunity Fund -- Class A           1%      1%      2%      3%
                              ---------------------------------------------------------------------------------------------
                              Fidelity Advisor(R)/ /Equity Growth Fund -- Class A             1%      1%      1%      1%
                              ---------------------------------------------------------------------------------------------
                              Fidelity Advisor(R)/ /New Insights Fund -- Class A              1%      1%      1%      1%
                              ---------------------------------------------------------------------------------------------
                              PGIM Jennison 20/20 Focus Fund -- Class A                       1%      1%      1%      1%
                              ---------------------------------------------------------------------------------------------
                              T. Rowe Price Growth Stock Fund -- Advisor Class                1%      1%      1%      1%
---------------------------------------------------------------------------------------------------------------------------
Large Cap Value               Eaton Vance Large-Cap Value Fund -- Class A                     1%      1%      1%      1%
                              ---------------------------------------------------------------------------------------------
                              Lord Abbett Affiliated Fund -- Class A                          1%      1%      1%      1%
                              ---------------------------------------------------------------------------------------------
                              T. Rowe Price Equity Income Fund -- Advisor Class               1%      1%      1%      1%
---------------------------------------------------------------------------------------------------------------------------
Mid Cap Core                  Putnam International Capital Opportunities Fund -- Class A      1%      1%      1%      1%
---------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                Columbia Acorn International Select -- Class A                  1%      1%      2%      3%
                              ---------------------------------------------------------------------------------------------
                              Thornburg Small/Mid Cap Growth Fund -- Class A                  1%      1%      1%      1%
---------------------------------------------------------------------------------------------------------------------------

    Total % Equities                                                                         20%     40%     60%     80%
---------------------------------------------------------------------------------------------------------------------------

Fixed Income
---------------------------------------------------------------------------------------------------------------------------
Long Duration                 PIMCO Long-Term U.S. Government Fund -- Class A                20%     14%     10%      4%
---------------------------------------------------------------------------------------------------------------------------
Medium Duration               JPMorgan Core Bond Fund -- Class A                             20%     16%     11%      5%
                              ---------------------------------------------------------------------------------------------
                              PIMCO Total Return Fund -- Class A                             12%      9%      6%      3%
---------------------------------------------------------------------------------------------------------------------------
Short Duration                PIMCO Low Duration Fund -- Class A                             12%      9%      6%      3%
---------------------------------------------------------------------------------------------------------------------------
Treasury Inflation-Protected  American Century Inflation-Adjusted Bond Fund -- Advisor
Securities                    Class                                                           3%      2%      1%      1%
---------------------------------------------------------------------------------------------------------------------------
Domestic High Yield           Lord Abbett Bond-Debenture Fund -- Class A                      2%      2%      1%      1%
                              ---------------------------------------------------------------------------------------------
                              PIMCO High Yield Fund -- Class A                                8%      6%      4%      2%
---------------------------------------------------------------------------------------------------------------------------
Bank Loans                    Eaton Vance Floating-Rate Fund -- Class A                       3%      2%      1%      1%
---------------------------------------------------------------------------------------------------------------------------

    Total % Fixed Income                                                                     80%     60%     40%     20%
---------------------------------------------------------------------------------------------------------------------------

                        Portfolios                           Model E
--------------------------------------------------------------------

--------------------------------------------------------------------
Clearbridge Agressive Growth Fund -- Class FI                   4%
--------------------------------------------------------------------
Invesco Charter Fund -- Class A                                 2%
--------------------------------------------------------------------
Invesco Main Street Fund(R)/ /-- Class A                       22%
--------------------------------------------------------------------
Virtus NFJ Large-Cap Value Fund -- Class A Columbia            20%
--------------------------------------------------------------------
Acorn International Select -- Class A                          22%
--------------------------------------------------------------------
Calamos Growh Fund Fund -- Class A                              4%
--------------------------------------------------------------------
Columbia Large Cap Growth Opportunity Fund -- Class A           4%
--------------------------------------------------------------------
Fidelity Advisor(R)/ /Equity Growth Fund -- Class A             2%
--------------------------------------------------------------------
Fidelity Advisor(R)/ /New Insights Fund -- Class A              2%
--------------------------------------------------------------------
PGIM Jennison 20/20 Focus Fund -- Class A                       2%
--------------------------------------------------------------------
T. Rowe Price Growth Stock Fund -- Advisor Class                2%
--------------------------------------------------------------------
Eaton Vance Large-Cap Value Fund -- Class A                     2%
--------------------------------------------------------------------
Lord Abbett Affiliated Fund -- Class A                          2%
--------------------------------------------------------------------
T. Rowe Price Equity Income Fund -- Advisor Class               2%
--------------------------------------------------------------------
Putnam International Capital Opportunities Fund -- Class A      2%
--------------------------------------------------------------------
Columbia Acorn International Select -- Class A                  4%
--------------------------------------------------------------------
Thornburg Small/Mid Cap Growth Fund -- Class A                  2%
--------------------------------------------------------------------

                                                              100%
--------------------------------------------------------------------


--------------------------------------------------------------------
PIMCO Long-Term U.S. Government Fund -- Class A                 0%
--------------------------------------------------------------------
JPMorgan Core Bond Fund -- Class A                              0%
--------------------------------------------------------------------
PIMCO Total Return Fund -- Class A                              0%
--------------------------------------------------------------------
PIMCO Low Duration Fund -- Class A                              0%
--------------------------------------------------------------------
American Century Inflation-Adjusted Bond Fund -- Advisor
Class                                                           0%
--------------------------------------------------------------------
Lord Abbett Bond-Debenture Fund -- Class A                      0%
--------------------------------------------------------------------
PIMCO High Yield Fund -- Class A                                0%
--------------------------------------------------------------------
Eaton Vance Floating-Rate Fund -- Class A                       0%
--------------------------------------------------------------------

                                                                0%
--------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS
                     BUILD YOUR OWN ASSET ALLOCATION MODEL

     Core Asset Class (20% to 80%)          Specialty Asset Class (0% to 20%)      Fixed Income Asset Class (20% to 60%)
--------------------------------------------------------------------------------------------------------------------------
AB All Market Total Return Portfolio --  AB International Value Fund -- Class A   JPMorgan Core Bond Fund -- Class A
 Class A                                 AB Small Cap Growth Portfolio -- Class A PIMCO Long-Term U.S. Government Fund --
AB Wealth Appreciation Strategy --       American Century Inflation-Adjusted       Class A
 Class A                                  Bond Fund -- Advisor Class              PIMCO Low Duration Fund -- Class A
American Century Equity Income Fund --   Calamos Growth Fund -- Class A           PIMCO Total Return Fund -- Class A
 A Class                                 ClearBridge Aggressive Growth Fund,
BlackRock Basic Value Fund -- Investor A  Inc. -- Class FI
BlackRock Global Allocation Fund --      ClearBridge Value Trust -- Class FI
 Investor A                              Cohen & Steers Global Realty Shares --
Columbia Acorn International Select --    Class A
 Class A                                 Columbia Acorn International Select --
Davis New York Venture Fund -- Class A    Class A
Eaton Vance Large-Cap Value Fund --      Columbia Large Cap Growth Opportunity
 Class A                                  Fund -- Class A
Fidelity Advisor(R) Balanced Fund --     Columbia Select Mid Cap Value Fund --
 Class A                                  Class A
Fidelity Advisor(R)\\ \\New Insights     Eaton Vance Floating-Rate Fund --
 Fund -- Class A                          Class A
First Foundation Total Return Fund --    Federated Hermes Kaufmann Fund --
 Class A                                  Class A
Franklin Global Allocation Fund --       Fidelity Advisor(R) Equity Growth Fund
 Class A*                                 -- Class A
Invesco Capital Appreciation Fund --     Fidelity Advisor(R) Leveraged Company
 Class A                                  Stock Fund -- Class A
Invesco Charter Fund -- Class A          Fidelity Advisor(R) Mid Cap II Fund --
Invesco Comstock Fund -- Class A          Class A
Invesco Global Fund -- Class A           Franklin Small Cap Value Fund -- Class A
Invesco Main Street Fund(R) -- Class A   Invesco Main Street Mid Cap Fund(R) --
JPMorgan Investor Growth & Income Fund    Class A
 -- Class A                              Janus Henderson Forty Fund -- Class A
Lord Abbett Affiliated Fund -- Class A   Lord Abbett Bond-Debenture Fund --
Lord Abbett Mid Cap Stock Fund --         Class A
 Class A                                 PGIM Jennison 20/20 Focus Fund --
T. Rowe Price Capital Appreciation Fund   Class A
 -- Advisor Class                        PGIM Jennison Natural Resources Fund --
T. Rowe Price Equity Income Fund --       Class A
 Advisor Class                           PIMCO High Yield Fund -- Class A
T. Rowe Price Growth Stock Fund --       Putnam International Capital
 Advisor Class                            Opportunities Fund -- Class A
                                         Thornburg Small/Mid Cap Growth Fund --
                                          Class A
                                         Thornburg International Equity Fund --
                                          Class A
                                         Virtus NFJ International Value Fund --
                                          Class A
                                         Virtus NFJ Large-Cap Value Fund --
                                          Class A

*Not available for contracts issued on or after January 5, 2009